Derivative Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2018
Derivative Financial Instruments
Schedule of fair value of the derivative assets

	December 31, 2017	June 30, 2018
Derivative assets carried at fair value through profit or loss (FVTPL)
Interest rate swaps	6,615	15,045

Total	6,615	15,045

Derivative financial instruments, current asset	577	3,924
Derivative financial instruments, non-current asset	6,038	11,121

Total	6,615	15,045

Schedule of fair value of the derivative liabilities

	December 31, 2017	June 30, 2018
Derivative liabilities carried at fair value through profit or loss (FVTPL)
Interest rate swaps	269	1,142
Forward foreign exchange contracts	—	186

Total	269	1,328

Derivative financial instruments, current liability	269	657
Derivative financial instruments, non-current liability	—	671

Total	269	1,328

Schedule of principal terms of the hedging instruments

						Notional Amount
Company	Counterparty	Trade Date	Effective Date	Termination Date	Fixed Interest Rate	December 31, 2017	June 30, 2018
GasLog Partners	GasLog	Nov 2016	Nov 2016	July 2020	1.54%	130,000	130,000
GasLog Partners	GasLog	Nov 2016	Nov 2016	July 2021	1.63%	130,000	130,000
GasLog Partners	GasLog	Nov 2016	Nov 2016	July 2022	1.72%	130,000	130,000
GasLog Partners	GasLog	July 2017	July 2017	June 2022	2.19%	80,000	80,000
GasLog Partners	GasLog	May 2018	May 2018	April 2023	3.15%	—	80,000

					Total	470,000	550,000

Schedule of forward foreign exchange contracts held for trading

Company	Counterparty	Trade Date	Settlement Date	Fixed Exchange Rate (USD/EUR)	Notional Amount (in thousands)
GasLog Partners	GasLog	May 2018	July 2018	1.18301	€2,000
GasLog Partners	GasLog	May 2018	Aug 2018	1.18413	€2,000
GasLog Partners	GasLog	May 2018	Sept 2018	1.18533	€2,000
GasLog Partners	GasLog	May 2018	Oct 2018	1.18645	€2,000
GasLog Partners	GasLog	May 2018	Nov 2018	1.18769	€2,000
GasLog Partners	GasLog	May 2018	Dec 2018	1.18889	€2,000
GasLog Partners	GasLog	May 2018	Jan 2019	1.199415	€2,000
GasLog Partners	GasLog	May 2018	Feb 2019	1.200865	€2,000
GasLog Partners	GasLog	May 2018	Mar 2019	1.202315	€2,000
GasLog Partners	GasLog	June 2018	Apr 2019	1.19315	€2,000
GasLog Partners	GasLog	June 2018	May 2019	1.19645	€2,000
GasLog Partners	GasLog	June 2018	June 2019	1.19965	€2,000

				Total	€24,000